Property, plant and equipment, net	12 Months Ended
Dec. 31, 2022
Disclosure of Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 14. Property, plant and equipment, net

Cost	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other [1]	Total
Balance as of January 1, 2021	26,819	69,664	9,330	9,478	115,291
Additions	487	4,764	10,019	167	15,437
Disposals	(289)	(350)	—	(15)	(654)
Effect of exchange differences in foreign currency	(1,180)	(8,930)	(1,130)	(515)	(11,755)
Transfers	4,482	6,518	(7,578)	(5,087)	(1,665)
Balance as of December 31, 2021	30,319	71,666	10,641	4,028	116,654
Additions	4,425	2,556	16,055	121	23,157
Disposals	(2,072)	(2,071)	—	(2)	(4,145)
Effect of exchange differences in foreign currency	(1,283)	(9,698)	(2,008)	(512)	(13,501)
Transfers	759	1,667	(2,872)	179	(267)
Balance as of December 31, 2022	32,148	64,120	21,816	3,814	121,898

Accumulated depreciation and impairment losses	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other [1]	Total
Balance as of January 1, 2021	8,071	32,624	—	4,261	44,956
Disposals	(70)	(91)	—	(16)	(177)
Depreciation expense	871	4,653	—	548	6,072
Effect of exchange differences in foreign currency	(328)	(3,743)	—	(472)	(4,543)
Transfers	(907)	(587)	—	(798)	(2,292)
Balance as of December 31, 2021	7,637	32,856	—	3,523	44,016
Disposals	—	(2,013)	—	(1)	(2,014)
Depreciation expense	775	4,662	—	219	5,656
Impairment loss	—	4,247	403	39	4,689
Effect of exchange differences in foreign currency	508	(4,648)	—	(315)	(4,455)
Transfers	—	39	—	2	41
Balance as of December 31, 2022	8,920	35,143	403	3,467	47,933

As of December 31, 2021
Net book value	22,682	38,810	10,641	505	72,638
As of December 31, 2022
Net book value	23,228	28,977	21,413	347	73,965

[1]	‘Other’ includes computer equipment and other office furniture and equipment.

As of December 31, 2022, depreciation expense was recognized as follows: $4,504 was recognized as Cost of sales (2021: $4,382), for manufacturing costs, and $1,152 (2021: $1,690) within Administrative expenses.

Impairment loss recognized in Other expenses, net relates to the Rymco cash-generating unit. Refer to Note 12. Goodwill for further information.

Financial Commitments

As of year-end 2022, the Group has commitments to acquire capital expenditures for $2,304 (2021: $3,585).

Asset Acquisition of a Pharmaceutical Production Facility

As of December 31, 2021 the Group acquired an 86,000 sq. ft. pharmaceutical production facility. The purchase price allocated to property, plant and equipment based on the estimated fair value of the assets acquired at the date of the asset acquisition was $1,487. Please refer to Note 26.2. Asset acquisition - Pharmaceutical production facility.